DISPOSITION OF DISCONTINUED OPERATIONS - BRALORNE GOLD MINES LTD (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands		12 Months Ended
	Dec. 13, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 13, 2019 CAD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statement Line Items [Line Items]
Cash		$ 9,625		$ 3,252	$ 3,420	$ 11,780
Bralorne Gold Mines Ltd. [Member]
Statement Line Items [Line Items]
Ownership Interest	100.00%	100.00%
Subsidiary	Bralorne Gold Mines Ltd.	Bralorne Gold Mines Ltd.
Consideration cash payment		$ 2,500
Talisker Resources Ltd [Member] | Subsequent Event [Member]
Statement Line Items [Line Items]
Cash	$ 6,599
Total consideration amount			$ 8,700
Issuance of common shares | shares	12,580,000
Percentage of pro-forma basis	9.99%
Exercise price of warrants | $ / shares	$ 0.25
Issuance of share purchase warrants | shares	6,290,000		6,290,000
Warrant exercisable period	3 years
Description for closing price of common share	Subject to acceleration in the event the closing price of Talisker’s common shares is great than C$0.35 per share for 20 or more consecutive trading days at any time following April 14, 2020;